Allocation of Allowance for Loan Losses (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 4,726,618	$ 4,510,938	$ 4,617,000
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	420,000	397,000
Allowance for loan losses, percentage of total	13.30%	16.30%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,338,000	3,356,000
Allowance for loan losses, percentage of total	63.70%	63.80%
Consumer real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	810,000	680,000
Allowance for loan losses, percentage of total	19.00%	15.70%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	151,000	78,000
Allowance for loan losses, percentage of total	4.00%	4.20%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 8,000	$ 0
Allowance for loan losses, percentage of total	0.00%	0.00%